COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	99.3%
CRUDE/REFINED PRODUCTS	5.2%
Magellan Midstream Partners LP		61,567	$2,987,231
Plains All American Pipeline LP		280,711	2,967,115

			5,954,346

CRUDE/REFINED PRODUCTS—FOREIGN	8.3%
Enbridge, Inc. (Canada)		221,391	9,564,790

DIVERSIFIED MIDSTREAM	15.1%
Energy Transfer LP		563,504	5,713,931
Enterprise Products Partners LP		212,041	5,178,041
Kinder Morgan, Inc.		168,358	2,929,429
MPLX LP		109,277	3,582,100

			17,403,501

DIVERSIFIED UTILITIES—FOREIGN	0.9%
AltaGas Ltd. (Canada)		44,923	989,546

ELECTRIC	10.3%
American Electric Power Co., Inc.		18,982	1,720,718
CenterPoint Energy, Inc.		64,592	1,766,591
Constellation Energy Corp.		9,121	419,384
Evergy, Inc.		29,495	1,840,783
Exelon Corp.		27,364	1,164,612
NextEra Energy, Inc.		23,077	1,806,237
PNM Resources, Inc.		11,209	506,310
Portland General Electric Co.		10,602	538,264
PPL Corp.		18,873	493,906
WEC Energy Group, Inc.		16,908	1,536,599

			11,793,404

ENERGY	0.6%
Alliance Resource Partners LP		48,498	636,294

ENERGY—FOREIGN	2.4%
Suncor Energy, Inc. (Canada)		88,483	2,705,800

FINANCIAL	0.8%
Rice Acquisition Corp. II(a)		47,544	483,760
Zimmer Energy Transition Acquisition Corp.(a)		48,783	486,367

			970,127

		Shares/Units	Value
GAS DISTRIBUTION	5.1%
Atmos Energy Corp.		16,403	$1,801,213
NiSource, Inc.		48,998	1,417,512
Sempra Energy		13,121	1,892,311
Southwest Gas Holdings, Inc.		11,439	811,483

			5,922,519

GATHERING & PROCESSING	14.2%
DCP Midstream LP		40,416	1,336,961
ONEOK, Inc.		93,008	6,073,423
Shell Midstream Partners LP		52,467	734,013
Targa Resources Corp.		90,545	5,918,927
Western Midstream Partners LP		86,198	2,244,596

			16,307,920

GATHERING & PROCESSING—FOREIGN	0.5%
Tidewater Midstream & Infrastructure Ltd. (Canada)		511,285	532,462

MARINE PORTS—FOREIGN	0.4%
Westshore Terminals Investment Corp. (Canada)		21,593	506,136

PIPELINES—C-CORP	17.4%
Cheniere Energy, Inc.		69,331	9,214,090
DTE Midstream, Inc.(a)		21,804	1,157,792
Equitrans Midstream Corp.		259,024	1,660,344
NextDecade Corp.(a)		145,503	493,255
Tellurian, Inc.(a)		128,329	488,934
Williams Cos., Inc./The(b)		224,426	7,020,045

			20,034,460

PIPELINES—C-CORP—FOREIGN	7.9%
Pembina Pipeline Corp. (Canada)		100,657	3,422,735
TC Energy Corp. (Canada)		105,139	5,648,888

			9,071,623

REFINING	7.8%
HollyFrontier Corp.(a)		18,438	561,437
Phillips 66		68,050	5,732,532
Valero Energy Corp.		32,627	2,724,681

			9,018,650

RENEWABLE ENERGY	0.9%
Clearway Energy, Inc.		15,719	525,015
Stem, Inc.(a)		13,000	123,760
Stem, Inc.(a)(c)		38,500	366,520

			1,015,295

		Shares/Units	Value
RENEWABLE ENERGY—FOREIGN	0.7%
Tidewater Renewables Ltd. (Canada)(a)		78,654	$816,636

WATER	0.8%
Essential Utilities, Inc.		18,589	875,728

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$79,573,128)			114,119,237

SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(d)		1,207,727	1,207,727

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,207,727)			1,207,727

PURCHASED OPTION CONTRACTS (Premiums paid—$11,743)	0.0%		55,500

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$80,792,598)	100.4%		115,382,464
WRITTEN OPTION CONTRACTS (Premiums received—$46,226)	(0.1)		(120,178)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(285,550)

NET ASSETS	100.0%		$114,976,736

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(d)	Premiums Paid	Value
Call — Cheniere Energy, Inc.	$115.00	3/18/22	30	$398,700	$11,743	$55,500

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(e)	Premiums Received	Value
Call — Cheniere Energy, Inc.	$120.00	3/18/22	(60)	$(797,400)	$(13,715)	$(87,000)
Call — Targa Resources Corp.	67.50	3/18/22	(90)	(588,330)	(7,974)	(11,250)
Call — DCP Midstream LP	35.00	4/15/22	(108)	(357,264)	(9,619)	(10,908)
Call — Phillips 66	95.00	4/15/22	(63)	(530,712)	(7,174)	(6,300)
Put — Duke Energy Corp.	95.00	3/18/22	(41)	(411,681)	(4,821)	(2,870)
Put — WEC Energy Group. Inc.	85.00	3/18/22	(37)	(336,256)	(2,923)	(1,850)
			(399)	$(3,021,643)	$(46,226)	$(120,178)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $4,066,400 in aggregate has been pledged as collateral.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $366,520 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.
(e)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies:
Financial	$970,127	$486,367	$483,760	$—
Other Industries	113,149,110	113,149,110	—	—
Short-Term Investments	1,207,727	—	1,207,727	—
Purchased Option Contracts	55,500	55,500	—	—

Total Investments in Securities(a)	$115,382,464	$113,690,977	$1,691,487	$—

Written Option Contracts	$(120,178)	$(120,178)	$—	$—

Total Derivative Liabilities(a)	$(120,178)	$(120,178)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the three months ended February 28, 2022:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$367,200	$1,802,901

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents two months for purchased option contracts and three months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.